Risk management and management of capital	12 Months Ended
Dec. 31, 2025
Risk Management and Management of Capital [Abstract]
Risk management and management of capital	Risk management and management of capital
Klarna’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern and to comply with regulatory capital requirements.
Regulatory requirements
Within the Group, Klarna Holding AB and its subsidiary, Klarna Bank AB, are subject to the regulatory capital requirements imposed by the SFSA. The regulatory capital framework requires Klarna to maintain a minimum level of capital to cover its operational, credit and market risks. Klarna's regulatory capital is composed of Tier 1 and Tier 2 capital, which include common equity, retained earnings, and subordinated debt.
Capital adequacy
Klarna monitors its capital and liquidity adequacy ratios through the Internal Capital and Liquidity
Adequacy Assessment Process (“ICLAAP”) in accordance with the regulatory definition of these measures.
As of December 31, 2025, Klarna was in compliance with these requirements.
Capital structure
Klarna’s capital structure is regularly reviewed by the board of directors. The review involves assessing the cost of capital and ensuring compliance with regulatory capital requirements. The key components of
Klarna’s capital structure include:
Equity: Common shares, additional paid-in capital, and retained earnings.
Debt: Debt obligations, including subordinated debt.
Risk descriptions
The Group categorizes the key risks it is exposed to in the sections below. These risk categories form the basis of how Klarna identifies, assesses, manages and monitors risk.
Credit risk
Credit risk is the risk of financial loss due to a counterparty failing to meet its contractual obligations or concentrations in exposure. Cash and cash equivalents, consumer receivables, other receivables, and debt securities are potentially subject to concentrations of credit risk. To manage the Group’s credit risk, cash and securities held are placed with financial institutions that management believes are of high credit quality, and the quality of the Group’s lending is closely monitored through our underwriting process.
Klarna makes real-time underwriting decisions for each transaction, leveraging its records, including the customer’s history with Klarna and purchase behavior from active Klarna consumers, merchant data, credit bureau reports and open banking data to understand the financial position of the consumer at that point in time. For further details on credit risk, refer to Note 2.
Market Risk
Market risk is the risk of movements in market prices impacting Klarna’s earnings or capital position.
Risk Measurement and Exposure
Currency exposure
The currency exposure is a result of transactions denominated in a currency other than the functional currency. The table below shows the net average currency exposure and the effects of a 10% change in foreign exchange rates on the exposure of the group as of the end of the period.

December 31, 2025	EUR	USD	GBP	Other	Total Exposure
Net average currency exposure ...................	11	22	13	12	58
Effect of 10% change ......................................	(1)	(2)	(1)	(1)	(6)

December 31, 2024	EUR	USD	GBP	Other	Total Exposure
Net average currency exposure ...................	18	14	10	22	63
Effect of 10% change ......................................	(2)	(1)	(1)	(2)	(6)

December 31, 2023	EUR	USD	GBP	Other	Total Exposure
Net average currency exposure ...................	29	11	4	28	72
Effect of 10% change ......................................	(3)	(1)	—	(3)	(7)
Interest rate exposure
As a bank, Klarna is required to monitor exposures toward interest rate risks using the Economic Value of Equity (EVE) approach according to the relevant EU regulations, EBA guidelines and SFSA methodologies. The EVE approach measures interest rate driven changes to the net present value of future cash flows generated by balance sheet items. The change to EVE is measured using various interest rate scenarios,  including parallel shifts.
The table below shows the change in the EVE after applying a parallel shift to the yield curve.

December 31, 2025	SEK	EUR	USD	GBP	Other	Total Exposure
-200 bps parallel shift in interest rates ......................................................	10	(28)	10	6	1	(1)
200 bps parallel shift in interest rates ......................................................	(10)	26	(9)	(6)	(1)	1

December 31, 2024	SEK	EUR	USD	GBP	Other	Total Exposure
-200 bps parallel shift in interest rates ......................................................	4	(34)	3	6	1	(20)
200 bps parallel shift in interest rates ......................................................	(4)	32	(2)	(6)	(1)	19

December 31, 2023	SEK	EUR	USD	GBP	Other	Total Exposure
-200 bps parallel shift in interest rates ......................................................	5	(43)	5	4	—	(29)
200 bps parallel shift in interest rates ......................................................	(5)	41	(5)	(4)	—	27
Liquidity Risk
The risk of the Group being unable to meet its financial obligations, as they fall due, or unable to fund its operational needs without incurring unacceptable costs.
Risk Measurement and Exposure
The Group complies with all liquidity regulatory requirements, including Liquidity Coverage Ratio
(“LCR”) and Net Stable Funding Ratio (“NSFR”), and monitoring and management of Klarna’s liquidity survival horizon.
Funding Obligations
The tables below show the undiscounted funding obligations including interest by contractual maturity:

December 31, 2025	<12 months	1-5 years	>5 years	Total
Consumer deposits ............................................................	$11,043	$2,294	$—	$13,337
Notes payable and other borrowings .............................	450	876	240	$1,565
Lease liabilities ...................................................................	26	54	5	85
Total ......................................................................................	$11,518	$3,224	$245	$14,987

December 31, 2024	<12 months	1-5 years	>5 years	Total
Consumer deposits ............................................................	$7,681	$2,109	$—	$9,790
Notes payable and other borrowings .............................	234	219	245	698
Lease liabilities ...................................................................	23	61	9	93
Total .......................................................................................	$7,938	$2,389	$254	$10,581
The Group’s commitments for loan funding are disclosed in Note 19.